SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (331,567)	$ (205,425)	$ (66,230)
State income taxes, net of federal income tax benefit	(78,945)	(48,911)	(15,769)
Change in valuation allowance	410,512	254,336	81,999
Total